LOANS - Purchased Distressed Loans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Carrying Amount of Financing Receivables by Valuation Method
Purchased distressed loan portfolio, carrying amount	$ 234	$ 361
Purchased distressed loan portfolio, allowance	16	60
Accretable yield
Balance at beginning of period	56	107
Purchases	3	1
Disposals/payments received	(5)	(6)
Accretion	(13)	(24)
Builds (reductions) to the allowance	0	(36)
Increase to expected cash flows	1	23
FX translation/other	(9)	(9)
Balance at end of period	33	56
Carrying amount of loan receivable
Balance at beginning of period		703
Purchases	54	46
Disposals/payments received	(162)	(307)
Accretion	13	24
FX translation/other	(76)	(45)
Balance at end of period	250
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Allowance for Loan Losses [Roll Forward]
Balance at beginning of period	60	113
Disposals/payments received	(9)	(15)
Builds (reductions) to the allowance	9	(27)
FX translation/other	(44)	(11)
Balance at end of period	16	60
Level yield method
Carrying amount of loan receivable
Balance at beginning of period	413
Purchases	54	46
Balance at end of period	245	413
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Allowance for Loan Losses [Roll Forward]
Increase to expected cash flows	56	46
Cost recovery method
Carrying amount of loan receivable
Balance at beginning of period	8
Balance at end of period	$ 5	$ 8